CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

2013 Notes

From January to May 2013, the Company issued convertible promissory notes in the aggregate principal amount of $1,487,000, originally due December 31, 2013 (the “2013 Notes”).

The 2013 Notes bore interest at the rate of 8% per annum, matured on December 31, 2013 and ranked senior to the Company’s currently issued and outstanding indebtedness and equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to us of at least $3,500,000 in the aggregate, inclusive of the 2013 Notes, the outstanding principal amount of the 2013 Notes together with all accrued and unpaid interest thereunder (the “Outstanding Balance”) would have automatically converted into such securities, including warrants, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing).  Commencing six months following the issuance date of the 2013 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $2.50 per share.

Along with the 2013 Notes, we also issued to the noteholders an aggregate of 148,700 detachable warrants. The warrants had an original exercise price of $3.00 per share and can be exercised within a four-year period.

On December 31, 2013, the Company entered into certain amendments to its outstanding 2013 Notes with the holders of an aggregate of $1,387,000 principal amount of 2013 Notes (the “Amendments”), whereby the holders of the 2013 Notes extended the maturity date of the 2013 Notes to June 30, 2014 from December 31, 2013.   In consideration for entering into the Amendments, the Company (i) reduced the conversion price of the 2013 Notes to $1.50 per share from $2.50 per share, (ii) reduced the exercise price for an aggregate of 128,700 warrants issued in connection with the issuance of the 2013 Notes to $2.10 per share from $3.00 per share, (iii) issued an aggregate of 92,468 common stock purchase warrants with an exercise price of $2.10 per share and a term of four years, and (iv) issued an aggregate of 92,468 shares of the Company’s common stock. During the three months ended May 31, 2014, the Company repaid the principal amount of $100,000 plus accrued interest of $8,828 of 2013 Notes to a holder thereof.

The Company determined the Amendments constituted a substantive modification of the notes and, as a result, we accounted for this transaction as extinguishment of debt instrument and the issuance of a new debt instrument (“Amended 2013 Notes”), which resulted in a loss on extinguishment of $32,853 being recognized.  The loss on extinguishment was computed as follows:

Fair value of Amended 2013 Notes (1)	$1,243,482
Fair value of non-cash consideration issued to the creditor (2)	269,707
Reacquisition price	1,513,189
Carrying value of the debt at modification	1,480,336
Loss on extinguishment	$32,853

(1)	Fair value was determined using level 2 inputs, specifically prices for a subsequent issuance of comparable debt instruments.
(2)	Consist of $143,325 fair value of common stock issued and $126,382 fair value of warrants issued and warrants modified. The warrants were valued using a Black-Scholes model with the following inputs: (1) a discount rate of 1.27%; (2) an expected term of 4.00 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the nine months ended November 30, 2014, the Company recorded $159,647 of accretion expense related to the Amended 2013 Notes.

2014 Notes

In November 2013, the Company issued convertible promissory notes in the aggregate principal amount of $500,000 with 83,333 detachable warrants that can be exercised at $2.10 per share within a four-year period (the “2014 Notes”).

The 2014 Notes bear interest at the rate of 8% per annum, mature on May 31, 2014 and rank pari passu to the 2013 Notes and senior to the Company’s currently issued and outstanding and equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $3,500,000 in the aggregate inclusive of the 2013 Notes and the 2014 Notes, the outstanding principal amount of the 2014 Notes together with all accrued and unpaid interest thereunder (the “Outstanding Balance”) shall automatically convert into such securities, including warrants, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing).  Commencing six months following the issuance date of the 2014 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $1.50 per share.

Additional 2014 Notes

In January and February 2014, the Company issued convertible promissory notes in the aggregate principal amount of $855,000 with 142,500 detachable warrants that can be exercised at $2.10 per share within a five-year period (the “Additional 2014 Notes”).

During the nine months ended November 30, 2014, the Company issued Additional 2014 Notes in the aggregate principal amount of $150,000 with 25,000 detachable warrants that can be exercised at $2.10 per share within a four-year period.

The Additional 2014 Notes bear interest at the rate of 8% per annum, mature on June 30, 2014 and rank pari passu to the Company’s issued and outstanding convertible promissory notes and senior to the Company’s issued and outstanding equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate, and the Company, prior to or concurrent with the completion of the Qualified Financing (the “Qualified Financing Threshold Amount”), the outstanding principal amount of the Additional 2014 Notes, together with all accrued and unpaid interest thereunder (the “Outstanding Balance”), shall automatically convert into such securities, including warrants of the Company, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). For purposes of determining whether the Qualified Financing Threshold Amount has been satisfied, such amount shall include (i) the Outstanding Balance of the Additional 2014 Notes (each pursuant to the formula stated above) then outstanding, and (ii) the outstanding principal amount of the 2013 Notes and 2014 Notes together with all accrued and unpaid interest thereunder (pursuant to the same formula as stated above and therein).  Following the issuance date of the Additional 2014 Notes, the lenders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $1.50 per share.

May 2014 Notes

During the nine months ended November 30, 2014, the Company issued convertible promissory notes in the aggregate principal amount of $465,000 with 155,000 detachable warrants that can be exercised at $1.50 per share within a five-year period (the “May 2014 Notes”).

The May 2014 Notes bear interest at the rate of 8% per annum, mature on August 15, 2014 and rank pari passu to the Company’s currently issued and outstanding 2013 Notes, 2014 Notes, and Additional 2014 Notes and senior to the Company’s issued and outstanding equity securities. Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate and the Company, prior to or concurrent with the completion of the Qualified Financing (the “Qualified Financing Threshold Amount”), the outstanding principal amount of the May 2014 Notes together with all accrued and unpaid interest (the “Outstanding Balance”) shall automatically convert into such securities, including Warrants of the Company as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). For purposes of determining whether the Qualified Financing Threshold Amount has been satisfied, such amount shall include (i) the Outstanding Balance of the May 2014 Notes, (ii) the outstanding principal amount of the 2013 Notes, (iii) the outstanding principal amount of the 2014 Notes, and (iv) the outstanding principal amount of the Additional 2014 Notes, together with all accrued and unpaid interest thereunder.

Debt Discount and beneficial conversion feature

The detachable warrants issued in connection with the 2013 Notes, the 2014 Notes, the Additional 2014 Notes, and the May 2014 Notes (collectively the “Convertible Notes”) were recorded as a debt discount based on their relative fair value.

The detachable warrants issued during the nine months ended November 30, 2013 had a weighted-average fair value of $199,234 as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.58%; (2) an expected term of 4 years; (3) an expected volatility of 140.6%; and (4) zero expected dividends.

The detachable warrants issued during the nine months ended November 30, 2014 had a weighted-average fair value of $127,289, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.64%; (2) an expected term of 5 years; (3) an expected volatility of 116.8%; and (4) zero expected dividends.

The relative fair value of the warrants and the intrinsic value of the beneficial conversion feature for the convertible notes issued during the nine months ended November 30, 2014 and 2013 totaled $173,035 and $629,332 respectively, and was recorded as a discount to the convertible debt.

During the nine months ended November 30, 2014 and 2013, $379,672 and $559,496, respectively, was recognized as accretion expense related to the debt discount.

Automatic Exchange of the Convertible Notes

On June 30, 2014, the Company completed the Qualified Financing whereby all outstanding Convertible Notes with aggregate principal amounts totaling $3,357,000 were automatically exchanged into the securities offered in the Qualified Financing.  The exchange also included approximately $201,000 of accrued interest.  As of November 30, 2014, the Company has no Convertible Notes outstanding

On June 30, 2014, as a result of the exchange of the Convertible Notes in the Qualified Financing, the Company recorded an expense amounting to $2,324,760 related to the recognition of a contingent beneficial conversion feature.  The expense was measured at the intrinsic value of the beneficial conversion feature for each of the Convertible Notes at their respective measurement date.

2013 Notes

During the years ended February 28, 2014 and 2013, we issued convertible promissory notes in the aggregate principal amount of $700,000 and $787,000, respectively, originally due December 31, 2013 (the “2013 Notes”).

The 2013 Notes bear interest at the rate of 8% per annum, mature on December 31, 2013 and rank senior to the Company’s currently issued and outstanding indebtedness and equity securities.  Upon the closing by us of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to us of at least $3,500,000 in the aggregate, inclusive of the 2013 Notes, the outstanding principal amount of the 2013 Notes together with all accrued and unpaid interest thereunder (the “Outstanding Balance”) shall automatically convert into such securities, including warrants, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing).  Commencing six months following the issuance date of the 2013 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $2.50 per share.

Along with the 2013 Notes, we also issued to the noteholders 70,000 and 78,700 detachable warrants during the years ended February 28, 2014 and 2013, respectively.  The warrants had an original exercise price of $3.00 per share and can be exercised within a four year period.

On December 31, 2013, the Company entered into certain amendments to its outstanding 2013 Notes with the holders of an aggregate of $1,387,000 principal amount of 2013 Notes (the “Amendments”), whereby the holders of the 2013 Notes extended the maturity date of the 2013 Notes to June 30, 2014 from December 31, 2013.   In consideration for entering into the Amendments, the Company (i) reduced the conversion price of the 2013 Notes to $1.50 per share from $2.50 per share, (ii) reduced the exercise price for an aggregate of 128,700 warrants issued in connection with the issuance of the 2013 Notes to $2.10 per share from $3.00 per share, (iii) issued an aggregate of 92,468 common stock purchase warrants with an exercise price of $2.10 per share and a term of four years, and (iv) issued an aggregate of 92,468 shares of the Company’s common stock.

We determined the Amendments constituted a substantive modification of the notes and, as a result, we accounted for this transaction as extinguishment of debt instrument and the issuance of a new debt instrument (“Amended 2013 Notes”), which resulted in a loss on extinguishment of $32,853 being recognized.  The loss on extinguishment was computed as follows:

Fair value of Amended 2013 Notes (1)	$1,243,482
Fair value of non-cash consideration issued to the creditor (2)	269,707
Reacquisition price	1,513,189
Carrying value of the debt at modification	1,480,336
Loss on extinguishment	$32,853

(1)   Fair value was determined using level 2 inputs, specifically prices for a subsequent issuance of comparable debt instruments.

(2)   Consist of $143,325 fair value of common stock issued and $126,382 fair value of warrants issued and warrants modified.  The warrants were valued using a Black-Scholes model with the following inputs: (1) a discount rate of 1.27%; (2) an expected term of 4.00 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the year ended February 28, 2014, we recorded $77,207 of accretion expense related to the Amended 2013 Notes.

In March 2014, the Company repaid the principal amount of $100,000 plus accrued interest of 2013 Notes to a holder thereof.

2014 Notes

In November 2013, the Company issued convertible promissory notes in the aggregate principal amount of $500,000 with 83,333 detachable warrants that can be exercised at $2.10 per share within a four year period (the “2014 Notes”).

The 2014 Notes bear interest at the rate of 8% per annum, mature on May 31, 2014 and rank pari passu to the 2013 Notes and senior to the Company’s currently issued and outstanding and equity securities.  Upon the closing by MetaStat of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $3,500,000 in the aggregate inclusive of the 2013 Notes and the 2014 Notes, the outstanding principal amount of the 2014 Notes together with all accrued and unpaid interest thereunder (the “Outstanding Balance”) shall automatically convert into such securities, including warrants, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing).  Commencing six months following the issuance date of the 2014 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $1.50 per share.

Additional 2014 Notes

In January and February 2014, the Company issued convertible promissory notes in the aggregate principal amount of $855,000 with 142,500 detachable warrants that can be exercised at $2.10 per share within a five-year period (the “Additional 2014 Notes”).

The Additional 2014 Notes bear interest at the rate of 8% per annum, mature on June 30, 2014 and rank pari passu to the Company’s issued and outstanding convertible promissory notes and senior to the Company’s issued and outstanding equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate, and the Company, prior to or concurrent with the completion of the Qualified Financing (the “Qualified Financing Threshold Amount”), the outstanding principal amount of the Additional 2014 Notes, together with all accrued and unpaid interest thereunder (the “Outstanding Balance”), shall automatically convert into such securities, including warrants of the Company, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). For purposes of determining whether the Qualified Financing Threshold Amount has been satisfied, such amount shall include (i) the Outstanding Balance of the Additional 2014 Notes (each pursuant to the formula stated above) then outstanding, and (ii) the outstanding principal amount of the 2013 Notes and 2014 Notes together with all accrued and unpaid interest thereunder (pursuant to the same formula as stated above and therein).  Following the issuance date of the Additional 2014 Notes, the lenders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $1.50 per share.

Debt Discount and beneficial conversion feature

The detachable warrants issued in connection with the 2013 Notes, the 2014 Notes and the Additional 2014 Notes (collectively the “Convertible Notes”) were recorded as a debt discount based on their relative fair value.

The detachable warrants issued during the year ended February 28, 2013 had a weighted-average fair value of $1.00, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.63%; (2) an expected term of 4 years; (3) an expected volatility of 420%; and (4) zero expected dividends.

The detachable warrants issued during the year ended February 28, 2014 had a weighted-average fair value of $1.48, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.88%; (2) an expected term of 4 years; (3) an expected volatility of 129%; and (4) zero expected dividends.

During the year ended February 28, 2013, the relative fair value of the detachable warrants of $71,543 was recorded as a discount to convertible debt.

During the year ended February 28, 2014, the relative fair value of the detachable warrants of $357,145 was recorded as a discount to convertible debt.  An additional debt discount of $532,210 was recorded to recognize the intrinsic value of the beneficial conversion feature. Any contingent beneficial conversion feature related to the automatic conversion of the Convertibles Notes would be recognized when and if a Qualified Financing occurs based on its intrinsic value at the commitment date.

During the year ended February 28, 2014 and 2013, $752,762 and $1,500, respectively, was recognized as accretion expense related to the debt discount.